Credit risk exposure and allowances - (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credits recovered	$ 12,944,993	$ 13,711,200